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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     September 30, 1996
                                               ------------------------

Check here if Amendment  [X]            Amendment Number :     3
                                                           ----------
   This Amendment (Check only one): [X]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28- 2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

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
          /s/ E.J. BIRD                                    Greenwich, CT                               November 12, 1999
          ----------------------------------------         ------------------------------            --------------------
                       (Signature)                                 (City, State)                            (Date)

Report Type (Check only one):

         [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

         [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     35

Form 13F Information Table Value Total:               $706,019
                                                   (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                           FORM 13F Information Table


Page 1 of 1

        COLUMN 1                    COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------         --------------  --------  --------  ------------------  ----------  --------  --------------------
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED   NONE
------------------------         --------------  --------  --------  -------  ---  ----  ----------  --------  --------------------
Armor All Products Corp.              Common   042256-10-7       8        530  SH          DEFINED                 530

Armor All Products Corp.              Common   042256-10-7     536     34,870  SH           SOLE                34,870

American Express Co                   Common   025816-10-9   1,041     22,500  SH          DEFINED              22,500

American Express Co                   Common   025816-10-9  68,936  1,490,500  SH           SOLE             1,490,500

Bandag Inc.                           Common   059815-10-0      23        465  SH          DEFINED                 465

Bandag Inc.                           Common   059815-10-0   1,636     33,135  SH           SOLE                33,135

Citicorp *                            Common   173034-10-9   1,932     21,315  SH          DEFINED              21,315

Citicorp *                            Common   173034-10-9 142,236  1,569,500  SH           SOLE             1,569,500

Chrysler Corp.                        Common   171196-10-8      88      3,060  SH          DEFINED               3,060

Chrysler Corp.                        Common   171196-10-8   5,752    200,940  SH           SOLE               200,940

Dow Chemical  Co.                     Common   260543-10-3   1,190     14,830  SH          DEFINED              14,830

Dow Chemical  Co.                     Common   260543-10-3  78,771    981,570  SH           SOLE               981,570

Glendale Fed Bk Fed Svgs Bk CA        Common   378507-50-3      18      1,020  SH          DEFINED               1,020

Glendale Fed Bk Fed Svgs Bk CA        Common   378507-50-3   1,173     66,080  SH           SOLE                66,080

Fund Amern Enterprises Hldgs          Common   360768-10-5     279      3,045  SH          DEFINED               3,045

Fund Amern Enterprises Hldgs          Common   360768-10-5  18,293    199,923  SH           SOLE               199,923

Jostens Inc.                          Common   481088-10-2     262     12,565  SH          DEFINED              12,565

Jostens Inc.                          Common   481088-10-2  17,448    835,835  SH           SOLE               835,835

Laboratory Corp. Amer. Hldgs          Options- 50540R-11-0      15     68,263  SH  Calls   DEFINED              68,263

Laboratory Corp. Amer. Hldgs          Options- 50540R-11-0     230  1,049,221  SH  Calls    SOLE             1,049,221

Laboratory Corp. Amer. Hldgs          Common   50540R-10-2   1,097    283,003  SH          DEFINED             283,003

Laboratory Corp. Amer. Hldgs          Common   50540R-10-2  13,231  3,414,385  SH           SOLE             3,414,385

Limited Inc.                          Common   532716-10-7     249     13,000  SH          DEFINED              13,000

Limited Inc.                          Common   532716-10-7  17,760    928,604  SH           SOLE               928,604

McKesson Corp.                        Common   581556-10-7   1,464     30,910  SH          DEFINED              30,910

McKesson Corp.                        Common   581556-10-7  96,772  2,042,690  SH           SOLE             2,042,690

Rexene Corp.                          Common   761683-10-1       5        380  SH          DEFINED                 380

Rexene Corp.                          Common   761683-10-1     271     22,820  SH           SOLE                22,820

Reebok Int'l Ltd                      Options- 758110-90-0       1          1  SH  Calls   DEFINED                   1

Reebok Int'l Ltd                      Options- 758110-90-0       8          9  SH  Calls    SOLE                     9

UST Inc.                              Common   902911-10-6      44      1,500  SH          DEFINED               1,500

UST Inc.                              Common   902911-10-6   2,918     98,500  SH           SOLE                98,500

Walters Industries Inc.               Common   93317Q-10-5  19,519  1,530,880  SH          DEFINED           1,530,880

Wells Fargo & Co **                   Common   949740-10-4   3,250     12,500  SH          DEFINED              12,500

Wells Fargo & Co **                   Common   949740-10-4 242,736    933,600  SH           SOLE               933,600

* Short position in this security                          (14,193)  (156,615)

** Short position in this security                         (18,980)   (73,000)



(Confidential portion has been
omitted and filed separately.)

COLUMN TOTALS                                              706,019